THE WRIGHT EQUIFUND EQUITY TRUST
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054




                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Wright EquiFund Equity Trust (1933 Act File No. 33-30085) certifies (a) that the forms of prospectuses and statements of additional information dated April 30, 1999, used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 17 ("Amendment No. 17") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 17 was filed electronically with the Commission (Accession No. 0000715165-99-000025) on April 28, 1999.

                        Wright EquiFund - Hong Kong/China
                             Wright EquiFund - Japan
                            Wright EquiFund - Mexico
                          Wright EquiFund - Netherlands


THE WRIGHT EQUIFUND EQUITY TRUST


By:      /S/ Janet E. Sanders

            Janet E. Sanders
           Assisitant Secretary

Date:   May 7, 1999